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                                  Law Offices
                          Drinker Biddle & Reath LLP
                      Philadelphia National Bank Building
                             1345 Chestnut Street
                    Philadelphia, Pennsylvania  19107-3496
                          Telephone:  (215) 988-2700
                                Telex:  834684
                             Fax:  (215) 988-2757

                               January 26, 1998

VIA EDGAR TRANSMISSION
----------------------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  UAM FUNDS, INC. - FILE NOS. 33-25355/811-5683

Ladies and Gentlemen:

     On behalf of UAM Funds, Inc. ("UAM") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below dated January 22, 1998 that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statements of Additional Information contained in UAM's most recent Post-Effective Amendment ("PEA 50") to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended (the "1940 Act"), which was filed on January 22, 1998; and (ii) the text of PEA 50 has been filed electronically.

     The Prospectuses, each of which is dated January 22, 1998, which would have been filed pursuant to Rule 497(c) are:

     (1) Acadian Emerging Markets Portfolio and Acadian International Equity Portfolio Institutional Class Shares
     (2)  C&B Portfolios Institutional Class Shares
     (3)  DSI Portfolios Institutional Class Shares
     (4)  DSI Disciplined Value Portfolio Institutional Service Class Shares
     (5)  FMA Small Company Portfolio Institutional Class Shares
     (6)  FMA Small Company Portfolio Institutional Service Class Shares
     (7)  ICM Fixed Income Portfolio Institutional Class Shares
     (8)  ICM Small Company and ICM Equity Portfolios Institutional Class Shares
     (9)  McKee Portfolios Institutional Class Shares
     (10) NWQ Portfolios Institutional Class Shares
     (11) NWQ Portfolios Institutional Service Class Shares
     (12) Rice, Hall, James Small Cap Portfolio and Rice, Hall, James Small/Mid Cap Portfolio Institutional Class Shares
     (13) SAMI Preferred Stock Income Portfolio Institutional Class Shares
     (14) Sirach Portfolios Institutional Class Shares
     (15) Sirach Portfolios Institutional Service Class Shares
     (16) Sterling Partners' Portfolios Institutional Class Shares
     (17) Sterling Partners' Portfolios Institutional Service Class Shares
     (18) TS&W Portfolios Institutional Class Shares

     The Statements of Additional Information, each of which is dated January 22, 1998, which would have been filed pursuant to Rule 497(c) are:

     (1)  Acadian Portfolios Institutional Class Shares
     (2)  C&B Portfolios Institutional Class Shares
     (3) DSI Portfolios Institutional Class Shares and DSI Disciplined Value Portfolio Institutional Service Class Shares
     (4) FMA Small Company Portfolio Institutional Class Shares and Institutional Service Class Shares
     (5)  ICM Fixed Income Portfolio Institutional Class Shares
     (6)  ICM Small Company and ICM Equity Portfolios Institutional Class Shares
     (7)  McKee Portfolios Institutional Class Shares
     (8) NWQ Portfolios Institutional Class Shares and Institutional Service Class Shares
     (9) Rice, Hall, James Small Cap Portfolio and Rice, Hall, James Small/Mid Cap Portfolio Institutional Class Shares
     (10) SAMI Preferred Stock Income Portfolio Institutional Class Shares
     (11) Sirach Portfolios Institutional Class Shares and Institutional Service Class Shares
     (12) Sterling Partners' Portfolios Institutional Class Shares and Institutional Service Class Shares
     (13) TS&W Portfolios Institutional Class Shares

     Should you have any questions or comments regarding this filing, please contact the undersigned at (215) 988-1146.

                                    Sincerely,


                                    /s/Diana E. McCarthy

                                    Diana E. McCarthy